UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	January 22, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$177,733,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105      281     8080 SH       SOLE                     8080
AT&T-Liberty Media Class A     COM              001957208     2201   162275 SH       SOLE                   162275
Albertsons                     COM              013104104      543    20500 SH       SOLE                    20500
Amdocs Limited                 COM              G02602103     4780    72155 SH       SOLE                    72155
AmeriCredit                    COM              03060R101     2976   109225 SH       SOLE                   109225
American Home Products         COM              026609107      292     4600 SH       SOLE                     4600
American Intl Group            COM              026874107      461     4674 SH       SOLE                     4674
American Tower                 COM              029912201     9403   248270 SH       SOLE                   248270
Analog Devices                 COM              032654105      699    13650 SH       SOLE                    13650
Apple Computer                 COM              037833100      310    20860 SH       SOLE                    20860
AstraZeneca Corp               COM              046353108     4873    94625 SH       SOLE                    94625
Autozone                       COM              053332102      958    33625 SH       SOLE                    33625
AvalonBay Communities          COM              053484101     2458    49044 SH       SOLE                    49044
Bed Bath & Beyond              COM              075896100     2245   100325 SH       SOLE                   100325
Berkshire Hathaway Cl B        COM              084670207     1511      642 SH       SOLE                      642
Biogen                         COM              090597105      895    14900 SH       SOLE                    14900
Brinker International          COM              109641100     1576    37300 SH       SOLE                    37300
Bristol Myers Squibb           COM              110122108      569     7700 SH       SOLE                     7700
CVS Corp.                      COM              126650100      485     8100 SH       SOLE                     8100
Carnival Cruise                COM              143658102     2027    65775 SH       SOLE                    65775
Celgene Corp                   COM              151020104      893    27490 SH       SOLE                    27490
Cendant                        COM              151313103     1524   158300 SH       SOLE                   158300
Chubb                          COM              171232101      242     2800 SH       SOLE                     2800
Cisco Systems                  COM              17275R102     3478    90928 SH       SOLE                    90928
Citigroup                      COM              172967101     8025   157158 SH       SOLE                   157158
Clear Channel                  COM              184502102     1609    33228 SH       SOLE                    33228
Compaq Computer                COM              204493100     2096   139298 SH       SOLE                   139298
Conseco                        COM              208464107      132    10000 SH       SOLE                    10000
Credit Suisse Group            COM              4245614       3231    17000 SH       SOLE                    17000
Crown Castle International Cor COM              228227104     1227    45350 SH       SOLE                    45350
Disney Walt                    COM              254687106      208     7200 SH       SOLE                     7200
EMC Corp                       COM              268648102     4211    63330 SH       SOLE                    63330
Elan Corp. ADR                 COM              284131208      204     4350 SH       SOLE                     4350
Electronic Data Systems        COM              285661104     2046    35420 SH       SOLE                    35420
Ericsson Telephone             COM              294821400      286    25560 SH       SOLE                    25560
Exxon Mobil Corp.              COM              30231g102      624     7177 SH       SOLE                     7177
General Electric               COM              369604103      420     8770 SH       SOLE                     8770
Gillette                       COM              375766102      825    22826 SH       SOLE                    22826
HRPT Properties Trust          COM              40426W101      127    16800 SH       SOLE                    16800
Hewlett Packard                COM              428236103      543    17200 SH       SOLE                    17200
Home Depot                     COM              437076102     7549   165228 SH       SOLE                   165228
Hospitality Properties Trust   COM              44106M102      858    37925 SH       SOLE                    37925
Household International        COM              441815107     3857    70125 SH       SOLE                    70125
IMS Health                     COM              449934108     2042    75625 SH       SOLE                    75625
Inhale Therapeutic Systems     COM              457191104     2287    45280 SH       SOLE                    45280
Intel                          COM              458140100     2743    91229 SH       SOLE                    91229
Internet Commerce Corp.        COM              46059F109      169    58705 SH       SOLE                    58705
Internet Pictures              COM              46059S101       35    36550 SH       SOLE                    36550
Intimate Brands                COM              461156101      426    28420 SH       SOLE                    28420
Intuit                         COM              461202103      322     8172 SH       SOLE                     8172
J.P. Morgan Chase              COM              46625H100      275     1588 SH       SOLE                     1588
Jabil Circuit, Inc             COM              466313103     2843   112050 SH       SOLE                   112050
Johnson & Johnson              COM              478160104      459     4369 SH       SOLE                     4369
Kent Electronics               COM              490553104     5261   318865 SH       SOLE                   318865
Kohls Corp                     COM              500255104     2144    35150 SH       SOLE                    35150
Marriott International         COM              571900109      630    14900 SH       SOLE                    14900
Mattel                         COM              577081102      244    16917 SH       SOLE                    16917
Maxygen                        COM              577776107      963    39325 SH       SOLE                    39325
Medtronic                      COM              585055106      444     7350 SH       SOLE                     7350
Mellon Financial Corp.         COM              58551a108      403     8195 SH       SOLE                     8195
Merck                          COM              589331107     3523    37625 SH       SOLE                    37625
Microsoft                      COM              594918104     2911    67115 SH       SOLE                    67115
Morgan Stanley Dean Witter     COM              617446448     7071    89219 SH       SOLE                    89219
NTL Inc.                       COM              629407107      973    40662 SH       SOLE                    40662
Netcentives                    COM              64108P101       47    12450 SH       SOLE                    12450
Nextel Communications          COM              65332v103     2525   102020 SH       SOLE                   102020
Nokia                          COM              654902204     6643   152705 SH       SOLE                   152705
Nordstrom                      COM              655664100     1376    75665 SH       SOLE                    75665
Novavax                        COM              670002104       85    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     4603   264916 SH       SOLE                   264916
Pfizer                         COM              717081103     3387    73628 SH       SOLE                    73628
Quokka Sports, Inc.            COM              749077103       11    18702 SH       SOLE                    18702
Qwest Communications           COM              749121109      734    17064 SH       SOLE                    17064
Safeguard Scientifics          COM              786449108       88    13350 SH       SOLE                    13350
Schlumberger                   COM              806857108      360     4505 SH       SOLE                     4505
Solectron Corp.                COM              834182107     1601    47225 SH       SOLE                    47225
Staples                        COM              855030102     3297   279093 SH       SOLE                   279093
Sun Communities                COM              866674104     1492    44550 SH       SOLE                    44550
Symbol Technologies            COM              871508107     1245    34575 SH       SOLE                    34575
Taubman Centers                COM              876664103     1561   142700 SH       SOLE                   142700
Texas Instruments              COM              882508104     6683   141068 SH       SOLE                   141068
Tyco International             COM              902124106     6345   114329 SH       SOLE                   114329
United Parcel Service          COM              911312106      209     3560 SH       SOLE                     3560
Veritas Software               COM              923436109      925    10575 SH       SOLE                    10575
Viacom CL B                    COM              925524308     5564   119008 SH       SOLE                   119008
Wal Mart                       COM              931142103      780    14675 SH       SOLE                    14675
Wells Fargo                    COM              949746101     3847    69080 SH       SOLE                    69080
Williams Sonoma                COM              969904101     1199    59925 SH       SOLE                    59925
Wind River Systems             COM              973149107      577    16900 SH       SOLE                    16900
Worldcom                       COM              98157D106     2620   186338 SH       SOLE                   186338